SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Nature Of Operations [Policy Text Block]
Nature of Operations

We developed Sentir™, a Software as a Service (“SaaS”) video surveillance management platform with big data storage technology for flexible and scalable distribution of hosted video surveillance services to end users. Sentir has an enterprise-class video hosting architecture, utilizing robust data centers. Sentir is ideal for service providers such as telecommunications companies, Internet service providers (“ISPs”), data centers, and cable companies with an existing physical infrastructure that are looking to add video surveillance services to their customer offerings. Sentir allows scalability, flexibility, and centralized video management, access, and storage. The advantage this platform offers end users is that there is no need to buy and maintain video surveillance software and hardware. This platform enables real-time viewing and recorded playback of video on computers and mobile devices with push notifications and alerts. Our expertise allows us to enable large service providers to offer cloud-based plug-and-play video surveillance using our Sentir platform.

Historically, we sold and installed video surveillance equipment, primarily for security purposes and secondarily for operational efficiencies and marketing. We also provided video hosting, in-vehicle streaming video, archiving, and real-time remote surveillance services to a variety of businesses and organizations. Our principal sources of revenue were derived from monthly fees from video hosting and real-time surveillance services, and one-time fees for equipment sales and installation.

In 2014, we shifted our revenue model from direct project-based sales to licensing Sentir and selling Sentir-enabled plug-and-play cloud cameras to service providers such as telecommunications companies, ISPs, data centers, and cable companies already providing services to an existing customer base. Partnering with service providers that have an existing loyal subscriber base allows us to focus on our customers, the service providers, and leverage their end-user infrastructure to sell, bill, and provide customer service for the Sentir cloud video surveillance offering. This business model provides dual revenue streams – one from camera sales to the service providers and the other from monthly Sentir licensing fees on a per-camera activation basis.

MEGAsys, our subsidiary in Taiwan, specializes in deploying new, and integrating existing, video surveillance systems for airports, commercial buildings, government customers, data centers, shopping centers, hotels, banks, and Safe City initiatives in Taiwan and other neighboring countries. MEGAsys combines security surveillance products, software, and services to provide integrated security solutions to the end user. Through MEGAsys, we have access not only to Asian markets but also to Asian manufacturers and engineering expertise. MEGAsys is our research and development arm, working with a team of developers and managing our relationship with the Industrial Technology Research Institute (“ITRI”) in Taiwan. MEGAsys also houses the application engineering team that supports Sentir implementation for our service provider customers in Asia.

In April 2009, the Department of Homeland Security (“DHS”) approved us as a Qualified Anti-Terrorism Technology provider under a formal SAFETY Act Designation. The designation gives us, our partners, and our customers certain liability protection. We became the first, and currently remain the only, company to offer real-time Internet Protocol (“IP”) video hosting and remote surveillance services with a SAFETY Act Designation. Our SAFETY Act Designation was renewed in October 2014.

Consolidation, Policy [Policy Text Block]
Consolidation

Effective April 30, 2011, we completed our acquisition of Sole Vision Technologies (dba MEGAsys), a company based in Taiwan. We consolidate our financial statements with the financial statements of MEGAsys. All intercompany balances and transactions have been eliminated in consolidation.

Liquidity Disclosure [Policy Text Block]
Going Concern

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. We generated accumulated losses of approximately $27.4 million from January 2005 through December 31, 2014 and have insufficient working capital and cash flows to support operations. These factors raise substantial doubt about our ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from this uncertainty.

We adopted a multi-step plan to enable us to continue to operate with the goal of reporting operating profits. To date, we have achieved the following milestones and plan to continue to execute on our plan:

⋅
We developed Sentir, our cloud-based video management platform, and began executing on our strategy to license its use as a Video Surveillance as a Service (“VSaaS”) offering to partners such as telecommunications companies, ISPs, data centers, and cable companies in order to gain access to their existing subscriber bases. We currently partner with four telecommunications companies with subscriber bases with millions of users.

⋅
We introduced the Zee line of cloud, plug-and-play cameras. The camera line includes two indoor cameras, one outdoor camera, and one pan/tilt (“P/T”) camera. The Sentir-enabled cameras simplify service providers’ VSaaS offering to end users.

⋅	We developed, with ITRI, IvedaMobile – a cloud-hosting service that turns any smartphone or tablet into a mobile, cloud video streaming device.

⋅
We are actively collaborating with certain telecommunications companies in other countries to resell our products and services in their respective countries. Our initial shipments of Zee cameras were sent in June and August 2014 for delivery to Filcomserve as reseller to the Philippine Long Distance Company (“PLDT”) for distribution to its customers. In February 2015, we received a follow-on order from Filcomserve for delivery of 10,000 Zee cameras to PLDT at a total price of $1.3 million.

⋅
In December 2014, we entered into a Debenture and Warrant Amendment with the holders of the 2013 Debentures to amend the terms of the 2013 Debentures and the 2013 Warrants. In addition, as an inducement to enter into the Debenture and Warrant Amendment, we issued to the Debenture holders the Inducement Warrants. As a result of the Debenture and Warrant Amendment, the 2013 Debentures were cancelled and the entire outstanding principal amount of the 2013 Debentures was converted into 3,600,000 shares of newly issued Series A Preferred Stock.

⋅
In December 2014, our Board of Directors approved our company raising up to $4.0 million through the Private Placement. As of March 13, 2015, we have raised approximately$3.1 million through the sale of Series B Preferred Stock.

⋅	We launched a new website highlighting our licensing business model, which focuses on telecommunications companies, data centers, ISPs, cable companies, and other similar organizations.

⋅
We reduced our U.S.-based segment operating costs by eliminating its direct project-based sales channel and all costs related to project-based sales and operations to focus its activities and resources on licensing Sentir.

⋅
In November 2013, we hired Bob Brilon as our Chief Financial Officer and Executive Vice President of Business Development. Mr. Brilon has strong ties with the investment community and has extensive experience with strategic growth planning and domestic and foreign institutional investors, which will be instrumental to our market expansion, global distribution of our cloud video hosting platform and services, and raising capital to fund our growth. In February 2014, Mr. Brilon was appointed as our President.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

We have a significant amount of property and equipment, consisting primarily of leased equipment. We review the recoverability of the carrying value of long-lived assets using the methodology prescribed in ASC 360 “Property, Plant and Equipment.” We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future net operating cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying value of the assets exceeds their fair value. We did not make any impairment for the years ended December 31, 2014 and 2013.

Basis of Accounting, Policy [Policy Text Block]
Basis of Accounting

Our consolidated financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Utility, Revenue and Expense Recognition, Policy [Policy Text Block]
Revenue and Expense Recognition

We recognize revenue in accordance with ASC 605, “Revenue Recognition.” We recognize revenue when-
(1) persuasive evidence of an arrangement exists, (2) title transfer has occurred, (3) the price is fixed or readily determinable, and (4) collectability is reasonably assured. Sales are recorded net of sales returns and discounts, which are estimated at the time of shipment based upon historical data.

Revenues from services are recognized when the services are provided.Expenses are recognized as incurred.

Revenues from fixed-price equipment installation contracts are recognized on the percentage-of-completion method. The percentage completed is measured by the percentage of costs incurred to date to estimated total costs for each contract. This method is used because management considers expended costs to be the best available measure of progress on these contracts. Because of inherent uncertainties in estimating costs and revenues, it is at least reasonably possible that the estimates used will change.

Contract costs include all direct material, subcontractors, labor costs, and equipment costs and those indirect costs related to contract performance. General and administrative costs are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in job performance, job conditions, and estimated profitability may result in revisions to costs and income and are recognized in the period in which the revisions are determined. Changes in estimated job profitability resulting from job performance, job conditions, contract penalty provisions, claims, change orders, and settlements are accounted for as changes in estimates in the current period. Profit incentives are included in revenues when their realization is reasonably assured. Claims are included in revenues when realization is probable and the amount can be reliably estimated.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Loss

Comprehensive loss is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive income are required to be reported in a financial statement that is presented with the same prominence as other financial statements. Our current component of other comprehensive income is the foreign currency translation adjustment.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations

Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable.

Substantially all cash is deposited in two financial institutions, one in the United States and one in Taiwan. At times, amounts on deposit in the United States may be in excess of the FDIC insurance limit. Deposits in Taiwan financial institutions are insured by CDIC (Central Deposit Insurance Corporation) with maximum coverage of NTD 3 million. At times, amounts on deposit in Taiwan may be in excess of the CDIC Insurance limit.

Accounts receivable are unsecured, and we are at risk to the extent such amount becomes uncollectible. We perform periodic credit evaluations of our customers’ financial condition and generally do not require collateral. U.S.-based segment revenue from two customers during 2014 represented approximately 34% of total revenues and two customers represented approximately 72% of the total U.S.-based segment accounts receivable of $11,754 as of December 31, 2014. Taiwan-based segment revenue from two customers during 2014 represented approximately 46% of total revenues and four customers represented approximately 69% of total Taiwan-based segment accounts receivable of $689,544 as of December 31, 2014. No other customers represented greater than 10% of total revenues in 2014 and 2013.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

For purposes of the statement of cash flows, we consider all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable

We provide an allowance for doubtful collections, which is based upon a review of outstanding receivables, historical collection information, and existing economic conditions. For our U.S.-based segment, receivables past due more than 120 days are considered delinquent. For our Taiwan-based segment, receivables over one year are considered delinquent. Delinquent receivables are written off based on individual credit valuation and specific circumstances of the customer. As of December 31, 2014 and 2013, respectively, an allowance for uncollectible accounts of $0 and $31,594 was deemed necessary for our U.S.-based segment. As of December 31, 2014 and 2013, respectively, an allowance of $342,494 and $465,933 was established against the receivables of our Taiwan-based segment. We do not generally charge interest on past due receivables.

Trade receivables, net are comprised of the following:

	2014	2013

Trade receivables, gross	$701,298	$870,114
Allowance for doubtful accounts	(342,494)	(497,527)

Trade receivables, net	$358,804	$372,587

Other current assets are comprised of the following:

	2014	2013

Notes receivables	$111,682	$3,413
Deposits-current	163,833	1,788
Advance to suppliers	284,212	7,042
Prepaid expenses and other current assets	87,932	149,023

Other current assets	$647,659	$161,266

Notes Receivable [Policy Text Block]
Notes Receivable

Notes receivable represents post-dated checks collected from customers in Taiwan. We provide an allowance for doubtful accounts, which is based upon a review of outstanding receivables, historical collection information, and existing economic conditions. For our Taiwan-based segment, notes receivables over 90 days are considered delinquent. Delinquent receivables are written off based on individual credit valuation and specific circumstances of the customer. As of December 31, 2014 and 2013, no allowance for doubtful accounts was deemed necessary for our Taiwan-based segment. We do not generally charge interest on past due notes receivable.

Current Deposits [Policy Text Block]	Deposits – Current Our current deposits represent tender deposits placed with local governments and major customers in Taiwan during the bidding process for new proposed projects

Schedule Of Other Current Assets [Policy Text Block]	Other Current Assets Other current assets represent cash paid in advance to insurance companies and vendors for service coverage extending into subsequent periods.

Inventory, Policy [Policy Text Block]
Inventories

Inventories consists of plug-and-play cameras purchased for sale to service providers, which are licensing our Sentir platform and equipment for installation projects and is recorded at the lower of cost (first-in, first-out) or market.

We review our inventories for excess or obsolete products or components based on an analysis of historical usage and an evaluation of estimated future demand, market conditions, and alternative uses for possible excess or obsolete parts. The allowance for slow-moving and obsolete inventory is $45,000 and $0, as of December 31, 2014 and 2013, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are stated at cost. Depreciation is computed primarily using the straight-line method over estimated useful lives of three to seven years. Expenditures for routine maintenance and repairs are charged to expense as incurred. Depreciation expense for the years ended December 31, 2014 and 2013 was $201,101 and $201,298, respectively.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible Assets

Intangible assets consist of trademarks and other intangible assets associated with the purchase price allocation of MEGAsys. Such assets are being amortized over their estimated useful lives of six months to ten years. Other intangible assets are fully amortized at December 31, 2014. Future amortization of trademarks is as follows:

2015	$20,000
2016	20,000
2017	20,000
2018	20,000
Thereafter	46,666
Total	$126,666

Other Assets [Policy Text Block]
Other Assets

Other assets are comprised of the following:

	As of December 31,
	2014	2013
Deposits-long-term	$48,616	$144,775
Deferred tax assets	151,357	160,198
Deferred finance costs (net of amortization)	164,347	170,718

Other assets	$364,320	$475,691

Long Term Deposits [Policy Text Block]
Deposits—Long-Term

Long-term deposits consist of our security deposit held by the third party landlord pursuant to our lease for our office space in Mesa, Arizona, a deposit related to the leases of MEGAsys’ office space, and tender deposits placed with local governments and major customers in Taiwan as part of the bidding process, which are anticipated to be held more than one year if the bid is accepted.

Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred income taxes are recognized in the consolidated financial statements for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates. Temporary differences arise from sales cut-off, depreciation, deferred rent expense, and net operating losses. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that represents our best estimate of such deferred tax assets that, more likely than not, will be realized. Income tax expense is the tax payable for the year and the change during the year in deferred tax assets and liabilities. During 2014, we reevaluated the valuation allowance for deferred tax assets and determined that no current benefits should be recognized for the year ended December 31, 2014 for our U.S.-based segment. However, benefits of $151,357 and $160,198 are recorded on the balance sheet for our Taiwan-based segment for December 31, 2014 and December 31, 2013, respectively. See Note 11 for more information regarding those tax benefits.

We are subject to U.S. federal income tax as well as state income tax.

Our U.S. income tax returns are subject to review and examination by federal, state, and local authorities. Our U.S. tax returns for the years 2011 to 2013 are open to examination by federal, local, and state authorities.

Our Taiwan tax returns are subject to review and examination by the Taiwan Ministry of Finance. Our Taiwan tax return for the years 2009 to 2013 are open to examination by the Taiwan Ministry of Finance.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]	Restricted Cash Restricted cash represents time deposits on account to secure short-term bank loans in our Taiwan-based segment.

Accounts And Other Payables [Policy Text Block]
Accounts and Other Payables

Accounts and other payables are comprised of the following:

	2014	2013
Accounts Payable	$1,185,446	$688,130
Accrued Expenses	966,520	1,651,419
Income Tax Payable	-	2,183
Deferred Revenue	14,280	16,970
Accounts and Other Payables	$2,166,246	$2,358,702

Revenue Recognition, Deferred Revenue [Policy Text Block]	Deferred Revenue Advance payments received from customers on future installation projects are recorded as deferred revenue.

Research and Development Expense, Policy [Policy Text Block]
Research and Development

We invested $304,121 and $285,837 in research and development in 2014 and 2013, respectively, which we used to develop our Sentir cloud video surveillance platform and the integration of our Zee cloud plug-and-play cameras. Research and development costs are expensed as incurred. Costs related to internally developed software are expensed as research and development.  Contracted software development costs are capitalized and then amortized once feasibility has been achieved.

Compensation Related Costs, Policy [Policy Text Block]
Stock-Based Compensation

On January 1, 2006, we adopted the fair value recognition provisions of ASC 718, “Share-Based Payment,” which requires the recognition of an expense related to the fair value of stock-based compensation awards. We elected the modified prospective transition method as permitted by ASC 718. Under this transition method, stock-based compensation expense for the years ended December 31, 2012 and 2011 includes compensation expense for stock-based compensation granted on or after the date ASC 718 was adopted based on the grant-date fair value estimated in accordance with the provisions of ASC 718. We recognize stock-based compensation expense on a straight-line basis over the requisite service period of the award. The fair value of stock-based compensation awards granted prior to, but not yet vested as of December 31, 2014 and 2013, were estimated using the “minimum value method” as prescribed by original provisions of ASC 718, “Accounting for Stock-Based Compensation.” Therefore, no compensation expense is recognized for these awards in accordance with ASC 718. We recognized $373,000 and $336,402 of stock-based compensation expense for the years ended December 31, 2014 and 2013, respectively.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to us as of December 31, 2014 and 2013. The respective carrying values of certain on-balance-sheet financial instruments approximate their fair values. These financial instruments include cash, accounts receivable, accounts payable, accrued expenses, and amounts due to related parties. Fair values were assumed to approximate carrying values for these financial instruments because they are short-term in nature and their carrying amounts approximate their fair values or because they are receivable or payable on demand.

Segment Reporting, Policy [Policy Text Block]
Segment Information

We conduct operations in various geographic regions. The operations conducted and the customer bases located in the foreign countries are similar to the business conducted and the customer bases located in the United States. The net revenues and net assets (liabilities) for other significant geographic regions are as follows:

	Decemer 31, 2014
	Net Revenues	Net Assets (Liabilities)
United States	$642,945	$(610,294)
Republic of China (Taiwan) MegaSys	$1,221,627	$(140,529)
Philippines	$163,110
Mexico	$158,061

Furthermore, due to operations in various geographic locations, we are susceptible to changes in national, regional, and local economic conditions, demographic trends, consumer confidence in the economy, and discretionary spending priorities that may have a material adverse effect on our future operations and results.

We are required to collect certain taxes and fees from customers on behalf of government agencies and remit them back to the applicable governmental agencies on a periodic basis. The taxes and fees are legal assessments to the customer, for which we have a legal obligation to act as a collection agent. Because we do not retain the taxes and fees, we do not include such amounts in revenue. We record a liability when the amounts are collected and relieve the liability when payments are made to the applicable governmental agencies.

We operate two reportable business segments as defined in ASC 280, “Segment Reporting.” We have a U.S.-based segment, Iveda Solutions, Inc., and a Taiwan-based segment, MEGAsys. Each segment has a chief operating decision maker and management personnel who review their respective segment’s performance as it relates to revenue, operating profit, and operating expenses.

	Twelve Months	Twelve Months	Condensed
	Ended Dec. 31, 2014	Ended Dec. 31, 2014	Consolidated
	Iveda Solutions, Inc.	MegaSys	Total

Revenue	$964,116	$1,221,627	$2,185,743
Cost of Revenue	922,713	689,500	1,612,213
Gross Profit	41,403	532,127	573,530
Depreciation and Amortization	205,576	15,526	221,102
General and Administrative	4,775,579	536,533	5,312,112
Loss from Operations	(4,939,752)	(19,932)	(4,959,684)
Foreign Currency Gain	14,160		14,160
Gain on Derivatives	100,598		100,598
Interest Income	13,746	2,093	15,839
Interest Expense	(450,236)	(28,349)	(478,585)
Loss on Debt Conversion	(333,675)		(333,675)
Loss Before Income Taxes	(5,595,159)	(46,188)	(5,641,347)
(Provision) for Income Taxes	-	(15,826)	(15,826)
Net Loss	$(5,595,159)	$(62,014)	$(5,657,173)

Revenues as shown below represent sales to external customers for each segment. Intercompany revenues have been eliminated and are immaterial.

Additions to long-lived assets as presented in the following table represent capital expenditures.

Inventories and property and equipment for operating segments are regularly reviewed by management and are therefore provided below.

	December 31,
	2014	2013
Revenues
United States	$964,116	$737,715
Republic of China (Taiwan)	2,208,890	2,672,928
Elimination of intersegment revenues	(987,263)	(65,426)
	$2,185,743	$3,345,217

	December 31,
	2014	2013
Operating earnings (loss)
United States	$(4,939,752)	$(6,510,129)
Republic of China (Taiwan)	(19,932)	(289,686)
Elimination of intersegment profit		-
	$(4,959,684)	$(6,799,815)

	December 31,
	2014	2013
Property and equipment, net
United States	$514,707	$437,410
Republic of China (Taiwan)	17,805	33,772
	$532,512	$471,182

	December 31,
	2014	2013
Additions to long-lived assets
United States	$262,873	$129,222
Republic of China (Taiwan)	5,777	28,008
	$268,650	$157,230

	December 31,
	2014	2013
Inventory, Net
United States	$271,797	$126,403
Republic of China (Taiwan)	116,121	205,034
	$387,918	$331,437

	December 31,
	2014	2013
Total Assets
United States	$1,149,776	$1,175,874
Republic of China (Taiwan)	2,335,098	2,503,372
	$3,484,874	$3,679,246

Reclassification, Policy [Policy Text Block]	Reclassification Certain amounts in 2013 have been reclassified to conform to the 2014 presentation

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Standards

In March 2014, FASB issued Accounting Standards Update (ASU) No. 2014-07, Applying Variable Interest Entities Guidance to Common Control Leasing Arrangements. The guidance addresses the consolidation of lessors in certain common control leasing arrangements and is based on a consensus reached by the Private Company Council (PCC).

Under GAAP, a company is required to consolidate an entity in which it has a controlling financial interest. The assessment of controlling financial interest is performed under either (a) a voting interest model or (b) a variable interest entity model. Under the variable interest entity model, the company has a controlling financial interest when it has (a) the power to direct the activities that most significantly affect the economic performance of the entity and (b) the obligation to absorb losses or the right to receive benefits of the entity that could be potentially significant to the entity.

To determine which model applies, a company preparing financial statements must first determine whether it has a variable interest in the entity being evaluated for consolidation and whether that entity is a variable interest entity.

The new guidance allows a private company to elect (when certain conditions exist) not to apply the variable interest entity guidance to a lessor under common control. Instead, the private company would make certain disclosures about the lessor and the leasing arrangement.

Under the amendments in this ASU, a private company lessee could elect an alternative not to apply variable interest entity guidance to a lessor when:

•	The private company lessee and the lessor are under common control;

•	The private company lessee has a leasing arrangement with the lessor;

•	Substantially all of the activity between the private company lessee and the lessor is related to the leasing activities (including supporting leasing activities) between those two companies, and

•
If the private company lessee explicitly guarantees or provides collateral for any obligation of the lessor related to the asset leased by the private company, then the principal amount of the obligation at inception does not exceed the value of the asset leased by the private company from the lessor.

If elected, the accounting alternative should be applied to all leasing arrangements meeting the above conditions. The alternative should be applied retrospectively to all periods presented, and is effective for annual periods beginning after December 15, 2014, and interim periods within annual periods beginning after December 15, 2015. Early application is permitted for all financial statements that have not yet been made available for issuance.

In April 2014, FASB issued ASU No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. The amendments in the ASU change the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in U.S. GAAP.

Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization’s operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment.

In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. This disclosure will provide users with information about the ongoing trends in a reporting organization’s results from continuing operations.

The amendments in ASU No. 2014-08 enhance convergence between GAAP and the International Financial Reporting Standards (IFRS). Part of the new definition of discontinued operation is based on elements of the definition of discontinued operations in IFRS 5, Non-Current Assets Held for Sale and Discontinued Operations.

The amendments in ASU No. 2014-08 are effective beginning the first quarter of 2015 for public organizations with calendar year ends. For most nonpublic organizations, it becomes effective for financial statements with fiscal years beginning on or after December 15, 2014. Early adoption is permitted.